11. Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses Details Abstract
Prepaid expenses	R$ 346,441	R$ 207,832
Advertising not released	76,651	124,387
Rentals and insurance	78,005	49,185
Network swap	11,449	20,191
Incremental costs for obtaining client contracts	173,056	0
Other	7,280	14,069
Current portion	(272,060)	(168,366)
Non-current portion	R$ 74,381	R$ 39,466